Note 19 - Condensed Parent Company Statements	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 19:             CONDENSED PARENT COMPANY STATEMENTS

The condensed balance sheets as of December 31, 2014 and 2013, and statements of income and cash flows for the years ended December 31, 2014, 2013 and 2012 for the parent company, Guaranty Federal Bancshares, Inc., are as follows:

Condensed Balance Sheets	December 31,
	2014	2013
Assets
Cash	$3,882,370	$822,196
Available-for-sale securities	105,024	99,306
Investment in subsidiary	71,626,420	62,905,512
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	15,954	173,698
Refundable income taxes	1,216,032	1,542,319
Deferred income taxes	7,947	-
	$77,318,747	$66,008,031
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	370,000	172,986
Due to subsidiary	6,900	6,900
Deferred income taxes	-	7,912

Stockholders' equity
Series A preferred stock	-	11,983,790
Common stock	682,320	678,360
Additional paid-in capital	50,366,546	57,655,031
Retained earnings	48,549,691	43,769,485
Unrealized loss on available-for-sale securities, net	(448,421)	(2,506,248)
Treasury stock	(37,673,289)	(61,225,185)
	$77,318,747	$66,008,031

Condensed Statements of Income	Years ended December 31,
	2014	2013	2012

Income
Dividends from subsidiary bank	$-	$4,003,250	$6,500,000
Interest income:
Related party	-	-	8,471
Other	16,069	16,152	19,510
	16,069	4,019,402	6,527,981
Expense
Interest expense:
Related party	533,207	537,178	556,159
Other	765,848	815,865	878,305
	1,299,055	1,353,043	1,434,464
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	(1,282,986)	2,666,359	5,093,517
Credit for income taxes	(399,000)	(412,000)	(435,000)
Income (loss) before equity in undistributed earnings of subsidiaries	(883,986)	3,078,359	5,528,517
Equity in undistributed income (distribution in excess of income) of subsidiaries	6,666,682	2,161,348	(3,584,658)
Net income	$5,782,696	$5,239,707	$1,943,859

Condensed Statements of Cash Flows	Years ended December 31,
	2014	2013	2012

Cash Flows From Operating Activities

Net income	$5,782,696	$5,239,707	$1,943,859
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	(6,666,682)	(2,161,349)	3,584,658
Deferred income taxes	(17,976)	-	-
Release of ESOP shares	-	-	153,848
Stock award plan expense	242,189	254,508	253,017
Changes in:
Prepaid expenses and other assets	157,745	(138,119)	147,929
Income taxes payable/refundable	326,287	(390,000)	(435,000)
Accrued expenses	55,519	8,723	9,058
Net cash provided by (used in) operating activities	(120,222)	2,813,470	5,657,369

Cash Flows From Financing Activities
Proceeds from issuance of common stock	15,814,312	-	-
Stock options exercised	210,870	9,408	12,388
Cash dividends paid on common and preferred stock	(844,786)	(600,000)	(744,444)
Treasury stock purchased	-	(106,636)	(25,736)
Repayment of advances from subsidiary	-	27,695	500
Repurchase of stock warrants	-	(2,003,250)	-
Redemption of preferred stock	(12,000,000)	-	(5,000,000)
Net cash provided by (used in) financing activities	3,180,396	(2,672,783)	(5,757,292)

Increase (Decrease) in cash	3,060,174	140,687	(99,923)

Cash, beginning of year	822,196	681,509	781,432

Cash, end of year	$3,882,370	$822,196	$681,509

Statements of Comprehensive Income	Years ended December 31,
	2014	2013	2012
NET INCOME	$5,782,696	$5,239,707	$1,943,859
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	5,718	28,392	8,652
Income tax expense related to other items of comprehensive income	2,117	10,505	3,200
Other comprehensive income	3,601	17,887	5,452
Comprehensive income (loss) of Bank	2,054,226	(3,324,961)	4,089
TOTAL COMPREHENSIVE INCOME	$7,840,523	$1,932,633	$1,953,400